RELATED PARTY TRANSACTIONS (Details) - Schedule of assets and liabilities - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 13,862,211	$ 14,125,880
Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 7,766,508	7,241,047
Jamaica Avenue At 169th Street [Member]
Related Party Transaction [Line Items]
Expiration Date	May 31, 2035
Jamaica Avenue At 169th Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 11,430,657	11,442,093
Jamaica Avenue At 169th Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 5,210,087	4,451,338
504-506 Fulton Street [Member]
Related Party Transaction [Line Items]
Expiration Date	Apr. 30, 2031
504-506 Fulton Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 2,431,554	2,683,787
504-506 Fulton Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 2,556,421	$ 2,789,709